ACQUISITIONS - Fair values of net assets acquired (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Sep. 30, 2021	Dec. 30, 2020	Jul. 31, 2020	Jul. 01, 2020	Dec. 31, 2019	Apr. 16, 2018
Business Acquisition [Line Items]
Deferred income taxes, net	$ (120.5)						$ (166.6)
Goodwill	467.0	$ 417.3	$ 459.5				$ 416.9
SaneChem
Business Acquisition [Line Items]
Cash and cash equivalents				$ 2.1
Trade receivables				2.0
Inventories				1.4
Prepaid expenses and other current assets				0.1
Property, plant and equipment				0.7
Intangible assets				10.1
Other non-current assets				0.1
Accounts payable				(0.9)
Other current liabilities				(0.8)
Net assets acquired before goodwill on acquisition				13.0
Goodwill	8.6			8.6
Net assets acquired				21.6
SaneChem | Preliminary fair values
Business Acquisition [Line Items]
Cash and cash equivalents				2.3
Trade receivables				1.6
Inventories				1.7
Accounts payable				(1.0)
Other current liabilities				(0.6)
Other non-current liabilities				(0.1)
Net assets acquired before goodwill on acquisition				3.9
Goodwill				17.9
Net assets acquired				$ 21.8
Wypetech
Business Acquisition [Line Items]
Cash and cash equivalents						$ 0.6
Trade receivables						2.1
Inventories						1.5
Prepaid expenses and other current assets						0.1
Property, plant and equipment						0.6
Intangible assets						9.5
Accounts payable						(4.0)
Other current liabilities						(0.1)
Net assets acquired before goodwill on acquisition						10.3
Goodwill					$ 22.0	22.0
Net assets acquired						$ 32.3
Net income	$ 1.2
Zenith
Business Acquisition [Line Items]
Cash and cash equivalents								$ 2.1
Trade receivables								17.4
Other receivables								0.7
Inventories								9.3
Prepaid expenses and other current assets								1.1
Property, plant and equipment								7.3
Intangible assets								74.4
Other non-current assets								10.6
Accounts payable								(17.7)
Other current liabilities								(4.2)
Deferred income taxes, net								(14.4)
Other non-current liabilities								(0.8)
Net assets acquired before goodwill on acquisition								85.8
Goodwill								47.8
Net assets acquired								$ 133.6
Net income		$ 7.4